Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,177,840.82
Total Fee Amount	2,372.26
Total Offset Amount	0
Net Fee	$ 2,372.26
Offset Table N/A	N/A